Equity (Details) $ / shares in Units, $ in Thousands												1 Months Ended				6 Months Ended	12 Months Ended
	Jun. 01, 2023 $ / shares	Nov. 01, 2022 shares	Sep. 15, 2022 shares	Aug. 02, 2022 shares	Jun. 01, 2022 USD ($) shares	Jul. 21, 2021 shares	Mar. 04, 2021	Mar. 02, 2021 shares	Nov. 30, 2020 shares	Oct. 01, 2020 shares	Apr. 01, 2020	Aug. 18, 2023 $ / shares shares	Nov. 20, 2020 USD ($) shares	Oct. 16, 2020 shares	Sep. 17, 2020 shares	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 $ / shares shares	May 31, 2023 shares	Mar. 22, 2023 shares	Jun. 30, 2022	Mar. 19, 2020 shares
Equity [Line Items]
Reverse split ordinary shares												75,000,000
Ordinary shares no par value (in Dollars per share) | $ / shares
Shares issued																	6,798,840	3,091,740
Description of private offering					the Company completed a private offering with an investor for gross proceeds of $10,210 (the “June 2022 Private Placement”), providing for the issuance of an aggregate of 3,546,100 units and pre-funded units, as follows: (a) 335,000 units at a price of $2.88 per unit, each consisting of (i) one ordinary share of the Company, and (ii) two warrants each to purchase one ordinary share (the “June 2022 Warrants”), and (b) 3,211,100 pre-funded units at a price of $2.819 per unit, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) two June 2022 Warrants.		the Company completed a private offering with several accredited and institutional investors for gross proceeds of $8,150, providing for the issuance of an aggregate of 1,152,628 units, as follows: (a) 916,316 units at a price of $7.07 per unit, consisting of (i) one ordinary share of the Company, and (ii) a Series A Warrant to purchase an equal number of units purchased (the “2021 Series A Warrants”) and a Series B Warrant (the “2021 Series B Warrants” and, collectively with the 2021 Series A Warrants, the March 2021 Warrants) to purchase half the number of units, and (b) 236,312 pre-funded units at a price of $7.069 per unit, consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) one 2021 Series A Warrant and one 2021 Series B Warrant.
Date of issuance																5 years		5 years
Ordinary shares issued		37,000	75,000,000	24,000		6,000				40		75,000,000
Warrants and exercise																	123,504	10,000
Pre-funded warrants																	3,211,100
Ordinary shares issued																	123,504					314,285
Description of reverse share split															the Company convened a special general meeting of its shareholders, whereby the shareholders approved, inter alia, (i) an increase to the Company’s share capital from 500,000,000 ordinary shares to 750,000,000 ordinary shares; and (ii) a reverse split of the Company’s share capital up to a ratio of 20:1 (the “Reverse Split”).
Purchase agreement, description													(i) one ordinary share and (ii) two warrants to purchase one ordinary share each, at a purchase price of $5.02 per unit (“November 2020 Warrants”). The November 2020 Warrants have an exercise price of $5.02 per ordinary share, will be exercisable upon issuance and will expire five years from the date of issuance.
Gross proceeds (in Dollars) | $					$ 10,210								$ 4,200
Exercise warrants									1,004,494
Issuance of aggregate shares					3,546,100
Warrants exercise price																					2,630
April 2020 Purchase Agreement [Member]
Equity [Line Items]
Purchase agreement, description											the Company entered into a definitive securities purchase agreement (the “April 2020 Purchase Agreement”) with institutional investors to purchase of 4,166,168 units, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) one Series B warrant to purchase one ordinary share, at a purchase price of $0.2999 per unit. The Series B warrants have an exercise price of $0.43 per ordinary share, are exercisable upon issuance and expire five years from the date of issuance. The offering resulted in gross proceeds to the Company of approximately $1,250. The closing of the sale of the securities took place on April 3, 2020. After the closing of the April 2020 Purchase Agreement and until the Approval Date, all pre-funded warrants were exercised. In addition, 4,166,168 of the Series B warrants were exercised pursuant to a cashless exercise mechanism as described in the April 2020 Purchase Agreement for no further consideration to the Company. As of the Approval Date, all Series B warrants were exercised.
March 2021 Financing Round [Member]
Equity [Line Items]
Shares issued																	100,000
Description of private offering																the Company completed a private offering with several accredited and institutional investors for gross proceeds of $8,150, providing for the issuance of an aggregate of 44,331 units, as follows: (a) 35,242 units at a price of $183,82 per unit, consisting of (i) one ordinary share of the Company, and (ii) a Series A Warrant to purchase an equal number of units purchased (the “2021 Series A Warrants”) and a Series B Warrant (the “2021 Series B Warrants” and, collectively with the 2021 Series A Warrants, the March 2021 Warrants) to purchase half the number of units, and (b) 9,089 pre-funded units at a price of $183.794 per unit, consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) one 2021 Series A Warrant and one 2021 Series B Warrant.
Warrants and exercise																	100,000
June 2022 Financing Round [Member]
Equity [Line Items]
Description of private offering																the Company completed the June 2022 Private Placement with an investor for gross proceeds of $10,210, providing for the issuance of an aggregate of 136,388 units and pre-funded units, as follows: (a) 12,884 units at a price of $74.88 per unit, each consisting of (i) one ordinary share of the Company, and (ii) two warrants each to purchase one ordinary share (the “June 2022 Warrants”), and (b) 123,504 pre-funded units at a price of $73.294 per unit, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) two June 2022 Warrants.
November 2020 Financing Round [Member]
Equity [Line Items]
Shares issued													835,447
Series A Warrants [Member]
Equity [Line Items]
Ordinary shares issued																		4,929
Warrants and exercise																		385
June 2022 Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 68.38
Date of issuance	7 years
ADS [Member]
Equity [Line Items]
Ordinary shares issued										140
Warrants [member]
Equity [Line Items]
Shares issued																		1,004,494
Pre-funded warrants [Member]
Equity [Line Items]
Shares issued																	3,211,100
Minimum [Member]
Equity [Line Items]
Ordinary shares issued								1,800,000,000						750,000,000	500,000,000
Maximum [Member]
Equity [Line Items]
Ordinary shares issued								3,600,000,000						1,800,000,000	750,000,000
Warrants [member]
Equity [Line Items]
Pre-funded warrants																3,846		4,544
Share issued																	3,846
Ordinary shares [member]
Equity [Line Items]
Shares issued		1,423		923															7,134	13,858
Series A Warrants [Member]
Equity [Line Items]
Shares issued																		128,156
Exercise price (in Dollars per share) | $ / shares																$ 183,820		$ 7.07
Warrants and exercise																		118,156
Series B Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares																$ 275,600		$ 10.6
Warrant [Member]
Equity [Line Items]
Warrants and exercise																	3,211,100